Organization and Nature of Operations	12 Months Ended
Jun. 30, 2026
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

E-Home Household Service Holdings Limited (the “Company”) was incorporated as an exempted company with limited liability under the law of Cayman Islands on September 24, 2018. The Company does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries. The Company and its subsidiaries are hereinafter collectively referred to as “the Company”. The Company is principally engaged in the operation of household services, e.g. installation and maintenance of home appliances, housekeeping and senior care in the People’s Republic of China (the “PRC”) through on-line APP platform or call center. As described below, the Company, through a series of transactions which is accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent entity of its subsidiaries. Accordingly, these consolidated financial statements reflect the historical operations of the Company as if the current organization structure had been in existence throughout the periods presented.

Reorganization

In preparation of its initial public offering in the United States, the following transactions were undertaken to reorganize the legal structure of the Company. The reorganization involved (i) the incorporation of the Company in the Cayman Islands as a holding company; (ii) the establishment of E-Home Household Service Holdings Limited (“E-Home Hong Kong”) as a wholly-owned subsidiary in Hong Kong, PRC; (iii) the establishment of E-Home Household Service Technology Co., Ltd. (“WFOE”), as a subsidiary with 90.8% of its equity owned by of E-Home Hong Kong in Fujian, PRC; (iv) the entry by WFOE into contractual arrangements with E-Home (Pingtan) Home Service Co., Ltd. (“E-Home Pingtan”) and Fuzhou Bangchang Technology Co. Ltd. (“Fuzhou Bangchang”) and their shareholders. The Company, E-Home Hong Kong and WFOE are all holding companies and had not commenced operation until this reorganization was complete. A reorganization of the Company’s legal structure was completed in February 2019.

As all the entities involved in the process of the Reorganization are under common control before and after the Reorganization, the Reorganization is accounted for in a manner similar to a pooling-of-interest with the assets and liabilities of the parties to the Reorganization carried over at their historical amounts.

Dissolution of the Company’s variable interest entity structure

On October 18, 2021, E-Home WFOE entered into an equity transfer agreement with each of E-Home Pingtan and Fuzhou Bangchang and their respective shareholders, pursuant to which E-Home WFOE exercised the options to acquire all of the equity interests in each of E-Home Pingtan and Fuzhou Bangchang from their respective shareholders. Upon the registration of the equity transfers with the local governmental authorities as of October 27, 2021, the equity transfers were closed, the company’s VIE structure was dissolved and each of E-Home Pingtan and Fuzhou Bangchang became a wholly owned indirect subsidiary of the Company.

Reverse stock splits

On September 22, 2023, the Company announced the effect of a one-for-ten reverse stock split of its ordinary shares approved by the Company’s Extraordinary General Meeting of Shareholders with the market effective on September 25, 2023, such that the par value of each ordinary share is increased from US$0.02 to US$0.2. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On February 9, 2024, the Company announced the effect of a one-for-five reverse stock split of its ordinary shares approved by the Company’s Extraordinary General Meeting of Shareholders with the market effective on February 14, 2024, such that the par value of each ordinary share is increased from US$0.2 to US$1. As a result of the one-for-five reverse stock split, each five pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On September 16, 2024, the Company’s extraordinary general meeting approved the resolution of a one-for-ten share consolidation with the market effective on September 24, 2024, such that the par value of each ordinary share is increased from US$1 to US$10. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On May 8, 2025, the Company’s extraordinary general meeting approved the resolution of a one-for-fifty share consolidation with the market effective on May 30, 2025, such that the par value of each ordinary share is increased from US$0.001 to US$0.05. As a result of the one-for-fifty reverse stock split, each fifty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

On January 23, 2026, the Company’s shareholders at an extraordinary general meeting approved a share consolidation at a ratio ranging from one-for-two to one-for-eighty, with the final ratio to be determined by the board of directors. The Company subsequently implemented a one-for-twenty-five share consolidation, effective at the opening of trading on March 30, 2026, increasing the par value of each ordinary share from US$0.05 to US$1.25. As a result of the one-for-twenty-five reverse stock split, every twenty-five pre-split ordinary shares outstanding were automatically combined and converted into one issued and outstanding ordinary share without any action on the part of the shareholders. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split, and any fractional entitlements were rounded up to the nearest whole ordinary share.

The number of ordinary shares outstanding as of June 30, 2026 and 2025, and for the years ended June 30, 2026, 2025 and 2024 were retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026.

Capital reorganization and reduction

On November 26, 2024, the shareholders of the Company approved the special resolutions of a capital reorganization, a capital reduction, and the change of authorized share capital of the Company as follows: (i) the par value of issued ordinary shares of par value US$10.00 each be reduced from US$10.00 to US$0.001 by cancelling the paid up share capital to the extent of US$9.999 per issued ordinary share by way of a reduction of capital so as to form new issued ordinary share(s) with par value of US$0.001 each immediately following the capital reduction becoming effective; (ii) the authorized share capital of the Company shall be changed from US$1,000,020,000 divided into (x) 100,000,000 shares designated as ordinary shares with a nominal or par value of US$10 per share and (y) 10,000,000 shares designated as preferred shares with a nominal or par value of US$0.002 per share to US$1,000,020,000 divided into (x) 1,000,000,000,000 shares designated as ordinary shares with a nominal or par value of US$0.001 each and (y) 10,000,000 shares designated as preferred shares with a nominal or par value of US$0.002 each.

The Company’s major consolidated subsidiaries as of June 30, 2026 are as follows:

Name	Date of Incorporation	Place of Organization	% of Ownership
E-Home Household Service Holdings Limited	October 16, 2018	Hong Kong	100%
E-Home Household Service Technology Co., Ltd.	December 5, 2018	PRC	90.8%
E-Home (Pingtan) Home Service Co., Ltd.	April 1, 2014	PRC	100%
Fuzhou Bangchang Technology Co. Ltd.	March 15, 2007	PRC	100%
Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”)	October 12, 2004	PRC	100%
Fujian Happy Yijia Family Service Co., Ltd.	January 19, 2015	PRC	100%
Danyang Fumao Health development Co., Ltd.	June 23, 2021	PRC	100%

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries.